TRADE RECEIVABLES - Estimated Loss For Doubtful Debts (Details) - Bad Debt Provision [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (679.1)	R$ (668.3)
Effects of movements in foreign exchange in the balance sheet	12.3	14.0
Additions	(103.6)	(47.0)
Reversals	8.3	1.7
Write-off	41.1	20.5
Final balance	R$ (721.0)	R$ (679.1)